Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Office and laboratory facilities at Zernikedreef in Leiden, the Netherlands
Property, Plant and Equipment
Right-of-use assets	€ 10,903	€ 11,433